Investments - Securities loaned and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Securities loaned
Fixed income and equity securities loaned	$ 1,400	$ 1,090
Interest Income on collateral, net of fees	4	7	$ 6
Other investment information
Other	3,852	3,972
Below investment grade assets	5,230	7,570
Fixed income securities and short-term investments deposited with regulatory authorities	147
Non-income producing fixed income securities and other investments	99
Bank loans
Other investment information
Other	1,350	1,702
Policy loans
Other investment information
Other	891	905
Real estate
Other investment information
Other	791	632
Agent loans
Other investment information
Other	620	538
Derivatives and other
Other investment information
Other	$ 200	$ 195
Shareholders' equity | Concentration of credit risk | Minimum
Municipal Bonds
Percentage of credit concentration risk of single issuer and affiliates of shareholder's equity	10.00%
Texas
Municipal Bonds
Percentage of municipal bonds carrying value	12.30%	9.60%
California
Municipal Bonds
Percentage of municipal bonds carrying value	7.40%	7.00%
Washington
Municipal Bonds
Percentage of municipal bonds carrying value	6.20%	5.40%
New York
Municipal Bonds
Percentage of municipal bonds carrying value	5.60%	6.90%
Florida
Municipal Bonds
Percentage of municipal bonds carrying value	4.90%	6.50%